Average Annual Total Returns - Class A C I R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
Bloomberg California Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.02%	0.96%	2.23%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.47%)	0.69%	2.03%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.48%)	0.63%	1.97%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.46%	1.20%	2.27%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	0.96%	0.76%	1.69%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	2.77%	1.68%	2.57%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	2.81%	1.71%	2.58%